Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
United States - 99.2%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	3,534	$734,966
Auto Components - 1.3%
BorgWarner, Inc.	12,960	629,077
Gentex Corp.	16,843	557,335
QuantumScape Corp. (a)(b)	13,425	392,816
XL Fleet Corp. (a)(b)	66,908	557,344
Total Auto Components		2,136,572
Automobiles - 1.5%
Canoo, Inc. (a)(b)	66,538	661,388
Fisker, Inc. (a)(b)	34,892	672,718
Lordstown Motors Corp. - Class A (a)(b)	51,048	564,591
Tesla, Inc. (b)	926	629,402
Total Automobiles		2,528,099
Banks - 2.8%
Amalgamated Financial Corp.	36,216	566,056
Bank of Hawaii Corp. (a)	6,712	565,285
Commerce Bancshares, Inc. (a)	7,843	584,774
Cullen/Frost Bankers, Inc. (a)	5,497	615,664
First Horizon Corp.	35,531	613,976
South State Corp.	7,652	625,627
SVB Financial Group (b)	1,220	678,844
Truist Financial Corp.	10,251	568,931
Total Banks		4,819,157
Biotechnology - 2.3%
Agios Pharmaceuticals, Inc. (a)(b)	11,634	641,150
Alnylam Pharmaceuticals, Inc. (b)	4,256	721,477
Avita Medical, Inc. (a)(b)	30,314	622,043
Biogen, Inc. (b)	2,147	743,442
Seagen, Inc. (a)(b)	4,326	682,989
Vertex Pharmaceuticals, Inc. (b)	2,794	563,354
Total Biotechnology		3,974,455
Building Products - 3.2%
A.O. Smith Corp.	8,886	640,325
Advanced Drainage Systems, Inc.	5,854	682,401
Armstrong World Industries, Inc.	6,669	715,318
Fortune Brands Home & Security, Inc.	6,269	624,455
Lennox International, Inc.	1,927	675,992
Masco Corp.	10,031	590,926
Simpson Manufacturing Co., Inc.	5,792	639,668
Trex Co., Inc. (a)(b)	6,563	670,804
Total Building Products		5,239,889
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	4,032	621,775
Ares Management Corp. - Class A	10,723	681,876
Charles Schwab Corp.	9,170	667,668
Interactive Brokers Group, Inc. - Class A	8,224	540,564
KKR & Co, Inc.	12,247	725,512
MarketAxess Holdings, Inc.	1,206	559,090
MSCI, Inc.	1,432	763,370
Northern Trust Corp.	5,716	660,884
T. Rowe Price Group, Inc. (a)	3,500	692,895
Total Capital Markets		5,913,634
Chemicals - 0.3%
Ecolab, Inc.	2,807	578,158
Commercial Services & Supplies - 1.9%
Cintas Corp. (a)	1,760	672,320
Clean Harbors, Inc. (b)	7,147	665,672
Copart, Inc. (b)	5,531	729,151
Rollins, Inc.	17,455	596,961
Steelcase, Inc. - Class A (a)	41,753	630,888
Total Commercial Services & Supplies		3,294,992
Communications Equipment - 1.5%
Arista Networks, Inc. (b)	1,989	720,635
Cisco Systems, Inc.	11,619	615,807
F5 Networks, Inc. (b)	2,864	534,594
Motorola Solutions, Inc.	3,195	692,836
Total Communications Equipment		2,563,872
Construction & Engineering - 0.8%
Ameresco, Inc. - Class A (b)	12,354	774,843
EMCOR Group, Inc.	5,360	660,298
Total Construction & Engineering		1,435,141
Construction Materials - 0.4%
Vulcan Materials Co.	3,559	619,515
Consumer Finance - 1.7%
American Express Co.	4,246	701,567
Discover Financial Services	6,323	747,947
PROG Holdings, Inc.	13,878	667,948
SLM Corp.	33,436	700,150
Total Consumer Finance		2,817,612
Containers & Packaging - 1.5%
AptarGroup, Inc.	4,240	597,162
Avery Dennison Corp.	3,271	687,694
Crown Holdings, Inc.	6,191	632,782
Packaging Corp. of America	4,466	604,786
Total Containers & Packaging		2,522,424
Distributors - 1.3%
Genuine Parts Co.	5,196	657,138
LKQ Corp. (b)	14,193	698,579
Pool Corp.	1,740	798,069
Total Distributors		2,153,786
Diversified Financial Services - 0.6%
Cannae Holdings, Inc. (b)	15,164	514,211
Voya Financial, Inc. (a)	9,440	580,560
Total Diversified Financial Services		1,094,771
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	19,849	571,254
ATN International, Inc.	12,231	556,388
Cincinnati Bell, Inc. (b)	39,141	603,555
Verizon Communications, Inc.	10,332	578,902
Total Diversified Telecommunication Services		2,310,099
Electrical Equipment - 2.6%
Array Technologies, Inc. (b)	20,147	314,293
ChargePoint Holdings, Inc. (a)(b)	22,502	781,719
FuelCell Energy, Inc. (a)(b)	41,695	371,086
Hubbell, Inc.	3,214	600,504
Rockwell Automation, Inc.	2,263	647,263
Romeo Power, Inc. (a)(b)	72,130	587,138
Shoals Technologies Group, Inc. - Class A (a)(b)	17,275	613,263
Sunrun, Inc. (a)(b)	9,934	554,119
Total Electrical Equipment		4,469,385
Electronic Equipment, Instruments & Components - 3.3%
CDW Corp.	3,624	632,932
Corning, Inc.	13,808	564,747
IPG Photonics Corp. (a)(b)	2,847	600,062
Itron, Inc. (a)(b)	6,778	677,664
Keysight Technologies, Inc. (b)	4,188	646,669
Littelfuse, Inc.	2,259	575,571
National Instruments Corp.	13,912	588,199
Trimble, Inc. (b)	7,714	631,237
Zebra Technologies Corp. - Class A (b)	1,238	655,509
Total Electronic Equipment, Instruments & Components		5,572,590
Entertainment - 2.2%
Activision Blizzard, Inc.	6,481	618,547
Liberty Media Corp.-Liberty Formula One - Class C (a)(b)	13,878	669,057
Live Nation Entertainment, Inc. (a)(b)	7,096	621,539
Netflix, Inc. (b)	1,151	607,970
Take-Two Interactive Software, Inc. (b)	3,399	601,691
Walt Disney Co. (b)	3,256	572,307
Total Entertainment		3,691,111
Food & Staples Retailing - 0.7%
PriceSmart, Inc.	6,171	561,623
Sysco Corp.	7,630	593,232
Total Food & Staples Retailing		1,154,855
Food Products - 1.5%
Beyond Meat, Inc. (a)(b)	4,593	723,351
Hain Celestial Group, Inc. (a)(b)	13,781	552,894
Lamb Weston Holdings, Inc.	7,754	625,438
McCormick & Co., Inc.	6,756	596,690
Total Food Products		2,498,373
Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (b)	1,111	678,821
Cooper Cos. (a)	1,562	618,974
Danaher Corporation	2,668	715,984
DexCom, Inc. (b)	1,670	713,090
Edwards Lifesciences Corp. (b)	7,183	743,943
IDEXX Laboratories, Inc. (a)(b)	1,220	770,491
ResMed, Inc. (a)	3,096	763,226
Teleflex, Inc.	1,445	580,587
West Pharmaceutical Services, Inc.	2,133	765,960
Total Health Care Equipment & Supplies		6,351,076
Health Care Providers & Services - 0.8%
AMN Healthcare Services, Inc. (b)	8,151	790,484
Henry Schein, Inc. (b)	8,676	643,672
Total Health Care Providers & Services		1,434,156
Health Care Technology - 0.7%
Cerner Corp.	8,358	653,261
Teladoc Health, Inc. (a)(b)	3,306	549,755
Total Health Care Technology		1,203,016
Hotels, Restaurants & Leisure - 0.7%
Chipotle Mexican Grill, Inc. (a)(b)	422	654,243
Hilton Worldwide Holdings, Inc. (b)	4,967	599,120
Total Hotels, Restaurants & Leisure		1,253,363
Household Durables - 1.4%
GoPro, Inc. - Class A (a)(b)	51,617	601,338
NVR, Inc. (b)	127	631,609
Tempur Sealy International, Inc.	16,434	644,049
TopBuild Corp. (b)	2,868	567,233
Total Household Durables		2,444,229
Household Products - 0.3%
Church & Dwight Co., Inc. (a)	6,877	586,058
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc. - Class A	22,663	571,560
Ormat Technologies, Inc. (a)	7,650	531,905
Sunnova Energy International, Inc. (a)(b)	14,718	554,280
Total Independent Power and Renewable Electricity Producers		1,657,745
Industrial Conglomerates - 0.3%
Insurance - 3.3%
American Financial Group, Inc.	5,281	658,646
American National Group, Inc.	5,569	827,274
Cincinnati Financial Corp. (a)	5,828	679,661
Citizens, Inc. (a)(b)	103,773	548,959
Erie Indemnity Co. - Class A (a)	2,719	525,719
Globe Life, Inc.	6,218	592,265
Hartford Financial Services Group, Inc.	8,947	554,446
MetLife, Inc.	9,883	591,498
W R Berkley Corp.	7,973	593,430
Total Insurance		5,571,898
Interactive Media & Services - 0.4%
Alphabet, Inc. - Class A (b)	291	710,561
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (b)	193	663,951
Booking Holdings, Inc. (b)	257	562,339
eBay, Inc.	9,768	685,812
Etsy, Inc. (a)(b)	2,979	613,197
Total Internet & Direct Marketing Retail		2,525,299
IT Services - 5.8%
Akamai Technologies, Inc. (b)	5,896	687,474
Amdocs, Ltd.	8,563	662,434
Broadridge Financial Solutions, Inc.	3,924	633,844
DXC Technology Co. (b)	19,220	748,426
Fidelity National Information Services, Inc.	4,273	605,356
Fiserv, Inc. (b)	5,047	539,474
Gartner, Inc. (b)	3,290	796,837
Global Payments, Inc.	2,980	558,869
International Business Machines Corp. (a)	4,508	660,828
Jack Henry & Associates, Inc. (a)	3,959	647,336
MasterCard, Inc. - Class A	1,687	615,907
Paychex, Inc. (a)	6,129	657,642
PayPal Holdings, Inc. (b)	2,472	720,539
VeriSign, Inc. (b)	3,021	687,851
Visa, Inc. - Class A (a)	2,836	663,114
Total IT Services		9,885,931
Leisure Products - 0.3%
Hasbro, Inc.	6,250	590,750
Life Sciences Tools & Services - 0.9%
Bio-Techne Corp.	1,573	708,259
Illumina, Inc. (b)	1,563	739,627
Total Life Sciences Tools & Services		1,447,886
Machinery - 3.9%
Deere & Co.	1,605	566,100
Dover Corp.	4,381	659,779
Energy Recovery, Inc. (b)	32,725	745,475
Hyliion Holdings Corp. (a)(b)	56,310	656,012
Illinois Tool Works, Inc.	2,712	606,295
Mueller Water Products, Inc. - Class A	43,256	623,752
Parker-Hannifin Corp.	1,905	585,045
Watts Water Technologies, Inc. - Class A	5,057	737,866
Westinghouse Air Brake Technologies Corp.	7,589	624,575
Xylem, Inc.	5,713	685,331
Total Machinery		6,490,230
Media - 2.1%
Discovery, Inc. - Class A (a)(b)	13,784	422,893
John Wiley & Sons, Inc. - Class A	11,084	667,035
Liberty Broadband Corp. - Class C (b)	4,001	694,814
New York Times Co. - Class A	11,868	516,851
Sirius XM Holdings, Inc. (a)	98,659	645,230
TEGNA, Inc.	31,907	598,575
Total Media		3,545,398
Metals & Mining - 0.3%
Compass Minerals International, Inc.	9,580	567,711
Multiline Retail - 0.7%
Kohl's Corp. (a)	10,080	555,509
Nordstrom, Inc. (a)(b)	15,865	580,183
Total Multiline Retail		1,135,692
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A	2,064	656,517
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	9,516	635,859
Catalent, Inc. (b)	5,704	616,716
Merck & Co, Inc.	7,794	606,139
Organon & Co. (b)	778	23,542
Pfizer, Inc.	16,584	649,430
Zoetis, Inc.	3,819	711,710
Total Pharmaceuticals		3,243,396
Professional Services - 0.8%
Robert Half International, Inc.	7,695	684,624
Verisk Analytics, Inc.	3,399	593,873
Total Professional Services		1,278,497
Real Estate Investment Trusts (REITs) - 4.4%
AGNC Investment Corp.	35,850	605,507
Annaly Capital Management, Inc. (a)	69,864	620,392
Camden Property Trust (a)	5,465	725,042
Gladstone Land Corp. (a)	32,832	789,938
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	10,728	602,377
Hudson Pacific Properties, Inc.	22,146	616,102
Prologis, Inc.	5,668	677,496
Public Storage, Inc.	2,434	731,878
Regency Centers Corp.	10,595	678,822
SBA Communications Corp.	2,164	689,667
UDR, Inc.	13,698	670,928
Total Real Estate Investment Trusts (REITs)		7,408,149
Road & Rail - 2.4%
AMERCO (a)	980	577,612
CSX Corp. (a)	18,693	599,671
JB Hunt Transport Services, Inc.	3,573	582,220
Landstar System, Inc.	3,640	575,193
Lyft, Inc. - Class A (a)(b)	9,490	573,955
Old Dominion Freight Line, Inc.	2,498	633,993
Ryder System, Inc.	7,941	590,255
Total Road & Rail		4,132,899
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)(b)	7,653	718,846
Analog Devices, Inc. (a)	3,874	666,948
Applied Materials, Inc.	4,508	641,939
Cree, Inc. (a)(b)	5,577	546,156
Enphase Energy, Inc. (a)(b)	3,705	680,349
First Solar, Inc. (a)(b)	6,872	621,985
KLA Corp.	1,813	587,793
Lam Research Corp.	1,008	655,906
Maxim Integrated Products, Inc.	6,538	688,844
NVIDIA Corp.	1,120	896,111
ON Semiconductor Corp. (b)	14,527	556,094
Power Integrations, Inc.	7,329	601,418
Qorvo, Inc. (b)	3,278	641,341
Qualcomm, Inc.	4,509	644,471
Rambus, Inc. (b)	30,906	732,780
SunPower Corp. (a)(b)	18,555	542,177
Teradyne, Inc.	4,922	659,351
Texas Instruments, Inc.	3,161	607,860
Universal Display Corp.	2,537	564,051
Xilinx, Inc.	4,848	701,215
Total Semiconductors & Semiconductor Equipment		12,955,635
Software - 6.5%
Adobe Systems, Inc. (b)	1,263	739,664
Ansys, Inc. (b)	1,768	613,602
Autodesk, Inc. (b)	2,167	632,547
Cadence Design System, Inc. (b)	4,368	597,630
Dolby Laboratories, Inc. - Class A	6,085	598,095
FireEye, Inc. (b)	30,702	620,794
Intuit, Inc.	1,570	769,568
Microsoft Corp.	2,547	689,982
Paycom Software, Inc. (b)	1,624	590,275
salesforce.com, Inc. (b)	2,835	692,505
ServiceNow, Inc. (b)	1,201	660,010
Slack Technologies, Inc. - Class A (b)	14,788	655,108
Splunk, Inc. (b)	4,435	641,212
Tyler Technologies, Inc. (b)	1,415	640,104
VMware, Inc. - Class A (a)(b)	3,993	638,760
Workday, Inc. - Class A (b)	2,418	577,273
Zoom Video Communications, Inc. - Class A (b)	1,863	721,037
Total Software		11,078,166
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	3,274	671,628
Foot Locker, Inc.	10,707	659,872
L Brands, Inc.	9,712	699,846
Lowe's Cos., Inc.	3,149	610,812
Ross Stores, Inc.	5,010	621,240
The Gap, Inc.	20,176	678,922
TJX Cos., Inc.	9,083	612,376
Tractor Supply Co.	3,378	628,511
Williams-Sonoma, Inc. (a)	3,351	534,987
Total Specialty Retail		5,718,194
Technology Hardware, Storage & Peripherals - 2.1%
3D Systems Corp. (a)(b)	21,897	875,224
Apple, Inc.	4,892	670,008
Hewlett Packard Enterprise Co.	38,172	556,548
NCR Corp. (b)	15,781	719,771
NetApp, Inc. (a)	8,267	676,406
Total Technology Hardware, Storage & Peripherals		3,497,957
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial, Inc.	45,364	534,388
New York Community Bancorp, Inc. (a)	47,610	524,662
TFS Financial Corp.	29,495	598,749
Washington Federal, Inc.	19,507	619,932
Total Thrifts & Mortgage Finance		2,277,731
Trading Companies & Distributors - 1.9%
Herc Holdings, Inc. (a)(b)	5,928	664,351
MSC Industrial Direct Co., Inc. - Class A	6,700	601,191
United Rentals, Inc. (b)	1,831	584,107
W.W. Grainger, Inc.	1,497	655,686
WESCO International, Inc. (b)	7,011	720,871
Total Trading Companies & Distributors		3,226,206
Water Utilities - 1.5%
American States Water Co.	7,944	632,025
American Water Works Co., Inc.	4,007	617,599
California Water Service Group	10,664	592,279
Middlesex Water Co.	7,602	621,311
Total Water Utilities		2,463,214
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (b)	4,794	694,315
Total United States		168,155,331
TOTAL COMMON STOCKS (Cost $137,092,093)		168,155,331

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 22.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	38,556,269	38,556,269
TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $38,556,269)		38,556,269

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund -
Class X, 0.03% (c)	1,153,012	1,153,012
TOTAL SHORT-TERM INVESTMENTS (Cost $1,153,012)		1,153,012

Total Investments (Cost $176,801,374) - 122.7%		207,864,612
Liabilities in Excess of Other Assets - (22.7)%		(38,481,652)
TOTAL NET ASSETS - 100.0%		$169,382,960

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is out on loan as of June 30, 2021.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$168,155,331	$-	$-	$168,155,331
Short-Term Investments	1,153,012	-	-	1,153,012
Investments Purchased with Securities Lending Collateral*	-	-	-	38,556,269
Total Investments in Securities	$169,308,343	$-	$-	$207,864,612

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.